Financial Risk Management and Fair Values of Financial Instruments - Schedule of Foreign Currencies Materially Affected by Exchange Rate (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
USD [Member] | Financial Liabilities [Member]
Monetary items
Exchange rate, financial assets	32.79	30.71
Monetary items
Foreign currency, financial liabilities	$ 55,722	$ 112,679
Exchange rate, financial liabilities	32.79	30.71
Carrying amount, financial liabilities	$ 55,722	$ 112,679
JPY [Member] | Financial Liabilities [Member]
Monetary items
Exchange rate, financial assets	156.22	141.39
Monetary items
Foreign currency, financial liabilities	$ 546,898	$ 553,948
Exchange rate, financial liabilities	156.22	141.39
Carrying amount, financial liabilities	$ 546,898	$ 553,948
Financial Assets [Member] | USD [Member]
Monetary items
Foreign currency, financial assets	$ 233,681	$ 155,260
Exchange rate, financial assets	32.79	30.71
Carrying amount, financial assets	$ 233,681	$ 155,260
Monetary items
Exchange rate, financial liabilities	32.79	30.71
Financial Assets [Member] | JPY [Member]
Monetary items
Foreign currency, financial assets	$ 200,039	$ 3,319,600
Exchange rate, financial assets	0.2099	0.2172
Carrying amount, financial assets	$ 1,281	$ 23,478
Monetary items
Exchange rate, financial liabilities	0.2099	0.2172
Financial Assets [Member] | HKD [Member]
Monetary items
Foreign currency, financial assets	$ 347	$ 356
Exchange rate, financial assets	4.222	3.929
Carrying amount, financial assets	$ 45	$ 46
Monetary items
Exchange rate, financial liabilities	4.222	3.929